Investment Portfolioas of March 31, 2024 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 12.4%
Interactive Media & Services 8.7%
Alphabet, Inc. "A"*	47,524	7,172,797
Meta Platforms, Inc. "A"	11,420	5,545,324
		12,718,121
Media 3.7%
Comcast Corp. "A"	8,187	354,906
Fox Corp. "A"	160,281	5,011,987
		5,366,893
Consumer Discretionary 10.7%
Hotels, Restaurants & Leisure 2.9%
Boyd Gaming Corp.	56,637	3,812,803
Expedia Group, Inc.*	2,513	346,166
		4,158,969
Household Durables 4.4%
D.R. Horton, Inc.	38,855	6,393,590
Specialty Retail 2.6%
AutoNation, Inc.*	11,335	1,876,849
Best Buy Co., Inc.	4,576	375,369
Lowe's Companies, Inc.	4,206	1,071,395
Signet Jewelers Ltd.	5,024	502,752
		3,826,365
Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.	24,278	1,152,719
Consumer Staples 3.3%
Beverages 1.0%
Molson Coors Beverage Co. "B"	22,073	1,484,409
Food Products 0.6%
Kraft Heinz Co.	22,300	822,870
Tobacco 1.7%
Altria Group, Inc.	48,435	2,112,735
Philip Morris International, Inc.	3,779	346,232
		2,458,967
Energy 5.3%
Oil, Gas & Consumable Fuels 5.3%
Coterra Energy, Inc.	19,514	544,050
Marathon Petroleum Corp.	11,605	2,338,408
Phillips 66	5,612	916,664

Pioneer Natural Resources Co.	11,099	2,913,488
Valero Energy Corp.	6,289	1,073,469
		7,786,079
Financials 11.8%
Banks 6.3%
Bank of America Corp.	47,195	1,789,634
JPMorgan Chase & Co.	23,943	4,795,783
M&T Bank Corp.	3,974	577,979
PNC Financial Services Group, Inc.	4,816	778,266
Wells Fargo & Co.	21,722	1,259,007
		9,200,669
Capital Markets 1.1%
State Street Corp.	20,182	1,560,472
Consumer Finance 4.4%
Capital One Financial Corp.	8,961	1,334,203
Discover Financial Services	13,580	1,780,202
Synchrony Financial	77,883	3,358,315
		6,472,720
Health Care 20.1%
Biotechnology 7.8%
AbbVie, Inc.	6,165	1,122,646
Amgen, Inc.	1,399	397,764
Gilead Sciences, Inc.	48,693	3,566,762
Regeneron Pharmaceuticals, Inc.*	3,992	3,842,260
Vertex Pharmaceuticals, Inc.*	5,677	2,373,043
		11,302,475
Health Care Equipment & Supplies 2.8%
Edwards Lifesciences Corp.*	6,599	630,601
Hologic, Inc.*	19,415	1,513,593
Medtronic PLC	22,053	1,921,919
		4,066,113
Health Care Providers & Services 0.5%
HCA Healthcare, Inc.	1,234	411,576
Laboratory Corp. of America Holdings	1,577	344,511
		756,087
Pharmaceuticals 9.0%
Johnson & Johnson	27,900	4,413,501
Merck & Co., Inc.	53,027	6,996,913
Viatris, Inc.	142,063	1,696,232
		13,106,646
Industrials 8.0%
Machinery 7.6%
Caterpillar, Inc.	3,022	1,107,352
Cummins, Inc.	5,822	1,715,452
Deere & Co.	1,759	722,492
PACCAR, Inc.	60,025	7,436,497
		10,981,793
Professional Services 0.4%
SS&C Technologies Holdings, Inc.	9,457	608,747

Information Technology 24.1%
Communications Equipment 2.6%
Cisco Systems, Inc.	76,011	3,793,709
Electronic Equipment, Instruments & Components 0.8%
Sanmina Corp.*	18,533	1,152,382
IT Services 3.4%
Amdocs Ltd.	4,572	413,172
Cognizant Technology Solutions Corp. "A"	61,933	4,539,069
		4,952,241
Semiconductors & Semiconductor Equipment 9.6%
Applied Materials, Inc.	12,196	2,515,181
KLA Corp.	1,959	1,368,499
Microchip Technology, Inc.	24,892	2,233,061
NXP Semiconductors NV	5,902	1,462,339
ON Semiconductor Corp.*	20,593	1,514,615
QUALCOMM, Inc.	21,263	3,599,826
Skyworks Solutions, Inc.	12,088	1,309,372
		14,002,893
Software 0.3%
Gen Digital, Inc.	15,845	354,928
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	20,358	3,490,990
Dell Technologies, Inc. "C"	13,553	1,546,533
Hewlett Packard Enterprise Co.	322,295	5,714,290
		10,751,813
Materials 3.7%
Chemicals 0.3%
LyondellBasell Industries NV "A"	3,518	359,821
Construction Materials 1.1%
CRH PLC	17,883	1,542,588
Metals & Mining 2.3%
Nucor Corp.	17,236	3,411,004
Total Common Stocks (Cost $113,512,948)		144,546,083

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (a) (Cost $898,633)	898,633	898,633

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $114,411,581)	100.0	145,444,716
Other Assets and Liabilities, Net	0.0	29,115
Net Assets	100.0	145,473,831
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (a) (b)
—	0 (c)	—	—	—	8,367	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (a)
748,795	3,111,434	2,961,596	—	—	9,983	—	898,633	898,633
748,795	3,111,434	2,961,596	—	—	18,350	—	898,633	898,633

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$144,546,083	$—	$—	$144,546,083
Short-Term Investments	898,633	—	—	898,633
Total	$145,444,716	$—	$—	$145,444,716

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2CUS-PH1
R-080548-2 (1/25)